Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Shareholders' Equity [Abstract]
Summary of the status of the 2011 share incentive plan
	Years ended December 31,
	2 0 1 6		2 0 1 5		2 0 1 4
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at beginning of year	710,300	$2.51	851,600	$2.63	460,000	$1.93
Changes during year:
Granted (a)	344,000	$0.003	116,800	$1.66	666,000	$2.81
Exercised	(59,000)	$1.45	(92,100)	$1.85	(225,400)	$1.88
Forfeited	(117,800)	$2.49	(166,000)	$2.88	(49,000)	$2.03
Expired	(2,000)	$2.16	-	-	-	-

Options outstanding at end of year	875,500	$1.60	710,300	$2.51	851,600	$2.63

Options exercisable at end of year	246,500	$2.87	51,000	$1.98	43,600	$2.00
Vested and expected to vest at end of year	771,084	$1.81

Weighted average grant date fair value of options granted during the year (b)		$1.46		$0.94		$0.51

Summary of fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option-pricing model
	Years ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Dividend yield	11%	10%	11%

Expected volatility*	35%	48%	44%

Average risk-free interest rate	2.0%	1.5%	1.5%

Expected average term - in years	3.88	3.88	3.88

*	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.

Summarizes information about options outstanding and exercisable
	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 1 6	life	price	2 0 1 6	life	price
		Years			Years

$ 0.003 – 2.160	423,000	4.33	$0.18	19,000	1.18	$2.16
$ 2.410 – 2.947	452,500	2.81	$2.93	227,500	2.75	$2.93
	875,500	3.54	$1.60	246,500	2.63	$2.87